FINANCIAL ASSETS AND LIABILITIES - Summary of lease expense (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
FINANCIAL ASSETS AND LIABILITIES
Variable lease payments not included in the recognition of lease obligations	R$ 71,932	R$ 43,115	R$ 56,612
Expenses related to short-term leases	27,664	37,739	14,986
Low asset leasing costs, excluding short-term leases	10,005	5,376	1,445
Lease expense	R$ 109,601	R$ 86,230	R$ 73,043